Derivative financial instruments (Tables)	12 Months Ended
Jun. 30, 2022
Derivative Financial Instruments [Abstract]
Schedule of derivative financial instruments
		Outstanding		2022
Risk	Maturity	derivative instruments	Counterparty	Receivable	Payable	Total Net balance	Volume/ Position	Unit
Currency US$	Jul/22	Put Option	Bradesco/Banco XP/ Itaú BBA	572	-	572	8,500	US$
Currency US$	Jul/22	Call Option	Bradesco/Banco XP/ Itaú BBA	-	(25)	(25)	(8,500)	US$
Currency US$	May/23	Put Option	Bradesco	44	-	44	1,023	US$
Currency US$	May/23	Call Option	Bradesco	-	(21)	(21)	(1,023)	US$
Currency US$	May/23	Put Option	Banco do Brasil/Itaú BBA/ Marex	506	-	506	5,500	US$
Currency US$	May/23	Call Option	Banco do Brasil/Itaú BBA/ Marex	-	(1,883)	(1,883)	(5,500)	US$
Currency US$	Jun/23	Put Option	Bradesco/Banco XP/Itaú BBA	1,104	-	1,104	10,106	US$
Currency US$	Jun/23	Call Option	Bradesco/Banco XP/Itaú BBA	-	(3,028)	(3,028)	(10,106)	US$
Currency US$	Jul/23	Put Option	Banco XP	172	-	172	3,484	US$
Currency US$	Jul/23	Call Option	Banco XP	-	(150)	(150)	(3,484)	US$
Currency US$	Mar/24	Put Option	Bradesco	122	-	122	2,500	US$
Currency US$	Mar/24	Call Option	Bradesco	-	(605)	(605)	(2,500)	US$
Currency US$	Apr/24	Put Option	Bradesco	33	-	33	802	US$
Currency US$	Apr/24	Call Option	Bradesco	-	(165)	(165)	(802)	US$
Currency US$	May/24	Put Option	Itaú BBA	88	-	88	1,000	US$
Currency US$	May/24	Call Option	Itaú BBA	-	(171)	(171)	(1,000)	US$
Currency US$	Jul/24	Put Option	Banco XP	113	-	113	1,600	US$
Currency US$	Jul/24	Call Option	Banco XP	-	(392)	(392	(1,600)	US$
Currency US$	Jul/24	Put Option	Bradesco	184	-	184	1,900	US$
Currency US$	Jul/24	Call Option	Bradesco	-	(388)	(388)	(1,900)	US$
Currency US$	Jul/22	NDF	Bradesco/Banco XP/Itaú BBA/Banco do Brasil	2,761	-	2,761	-	US$
Currency US$	Jul/22	NDF	Bradesco/Banco do Brasil	3,035	(90)	2,945	700	US$
Currency US$	Oct/22	NDF	Banco ABC	-	(860)	(860)	(2,900)	US$
Currency US$	Nov/22	NDF	Bradesco/Banco do Brasil	2,443	(81)	2,362	(5,350)	US$
Currency US$	Jan/23	NDF	Banco do Brasil/Santander	642	-	642	(1,000)	US$
Currency US$	May/23	NDF	Banco do Brasil	-	(1,831)	(1,831)	(6,000)	US$
Currency US$	Jun/23	NDF	Bradesco/Banco XP/Banco do Brasil	782	(1,190)	(408)	(16,500)	US$
Currency US$	Jul/23	NDF	Banco do Brasil/Banco XP	1,342	(1,300)	42	(6,500)	US$
Currency US$	Nov/23	NDF	Banco do Brasil	-	(482)	(482)	(3,000)	US$
		Total currency risk		13,943	(12,662)	1,281	(40,550)	US$

Soybean	Feb/23	Soybean Put Option	Tradings/Banks/CBOT	1,768	-	1,768	260,804	bags
Soybean	Feb/23	Soybean Call Option	Tradings/ Banks/CBOT	5,815	(6,092)	(277)	(260,804)	bags
Soybean	Feb/23	Soybean Future	Trading Companies/ Banks/CBOT	-	(224)	(224)	(430,893)	bags
Soybean	Feb/23	Soybean Future	Trading Companies/ Banks/CBOT	-	(12,361)	(12,361)	(498,929)	bags
Soybean	Feb/23	Soybean Future	Trading Companies/ Banks/CBOT	174	(658)	(484)	(195,036)	bags
Soybean	Jun/23	Soybean Future	Trading Companies/ Banks/CBOT	1,235	-	1,235	(113,393)	bags
Soybean	Apr/23	Soybean Future	Trading Companies/ Banks/CBOT	-	(1,138)	(1,138)	(283,482)	bags

Corn	Sep/22	Corn Put Option	Trading Companies/ Banks/CBOT	2,818	-	2,818	231,321	bags
Corn	Sep/22	Corn Call Option	Trading Companies/ Banks/CBOT	-	(139)	(139)	(231,321)	bags

Corn BMF	Sep/22	Corn Future	Trading Companies/ Banks/CBOT	-	-	-	(184,950)	bags
Corn BMF	Sep/22	Corn Future	Trading Companies/ Banks/CBOT	-	(1,807)	(1,807)	(166,500)	bags
Corn BMF	Mar/23	Corn Future	Trading Companies/ Banks/CBOT	-	(74)	(74)	(40,500)	bags
Corn BMF	Sep/23	Corn Future	Trading Companies/ Banks/CBOT	-	-	-	(263,250)	bags

Cotton	Nov/22	Accrual	Trading Companies/ Banks/CBOT	-	(146)	(146)	(600,000)	lbs.
Cotton	Nov/22	Cotton Call Option	Trading Companies/ Banks/CBOT	67	(42)	25	-	lbs.
Cotton	Nov/22	Cotton Futures	Trading Companies/ Banks/CBOT	-	(276)	(276)	300,000	lbs.
Cotton	Nov/22	Cotton Futures	Trading Companies/ Banks/CBOT	-	(535)	(535)	600,000	lbs.
Cotton	Nov/23	Cotton Futures	Trading Companies/ Banks/CBOT	690	-	690	(1,250,000)	lbs.
Cotton	Nov/22	Cotton Futures	Trading Companies/ Banks/CBOT	-	(394)	(394)	(1,050,000)	lbs.

Fed Cattle	Oct/22	Fed Cattle Futures	BM&F	-	-	-	(27,720)	arrobas

Ethanol	Jul/22	Ethanol Call Option	Trading Companies/ Banks/CBOT	-	(10)	(10)	(900)	m3
Ethanol	Aug/22	Ethanol Call Option	Trading Companies/ Banks/CBOT	-	(14)	(14)	(1,500)	m3
Ethanol	Sep/22	Ethanol Call Option	Trading Companies/ Banks/CBOT	-	(42)	(42)	(2,400)	m3
Ethanol	Oct/22	Ethanol Call Option	Trading Companies/ Banks/CBOT	-	(56)	(56)	(1,950)	m3
Ethanol	Nov/22	Ethanol Call Option	Trading Companies/ Banks/CBOT	-	(115)	(115)	(2,400)	m3
Ethanol	Dec/22	Ethanol Call Option	Trading Companies/ Banks/CBOT	-	(187)	(187)	(1,800)	m3
Ethanol	Jan/23	Ethanol Call Option	Trading Companies/ Banks/CBOT	-	(373)	(373)	(1,800)	m3
Ethanol	Feb/23	Ethanol Call Option	Trading Companies/ Banks/CBOT	-	(119)	(119)	(600)	m3
Ethanol	Mar/23	Ethanol Call Option	Trading Companies/ Banks/CBOT	-	(135)	(135)	(600)	m3
Ethanol	Apr/23	Ethanol Call Option	Trading Companies/ Banks/CBOT	-	(118)	(118)	(600)	m3
Ethanol	Jul/22	Ethanol Futures	BM&F	117	-	117	(1,200)	m3
Ethanol	Aug/22	Ethanol Futures	BM&F	561	-	561	(1,800)	m3
Ethanol	Sep/22	Ethanol Futures	BM&F	383	-	383	(1,200)	m3
Ethanol	Sep/22	Ethanol Futures	BM&F	446	-	446	(1,050)	m3
Ethanol	Oct/22	Ethanol Futures	BM&F	844	-	844	(2,250)	m3
Ethanol	Nov/22	Ethanol Futures	BM&F	822	-	822	(2,400)	m3
Ethanol	Dec/22	Ethanol Futures	BM&F	476	-	476	(1,950)	m3
Ethanol	Jan/23	Ethanol Futures	BM&F	243	-	243	(1,800)	m3
Ethanol	Jan/23	Ethanol Futures	BM&F	108	-	108	(930)	m3
Ethanol	Feb/23	Ethanol Futures	BM&F	108	-	108	(900)	m3
Ethanol	Mar/23	Ethanol Futures	BM&F	138	-	138	(900)	m3

		Margin deposit		33,001	-	33,001
		Total risk with commodities		49,814	(25,055)	24,759

Interest R$	Nov/21	Fixed DI EUR SWAP	Banks	-	(5)	(5)	6,323	BRL
Interest R$	Aug/23	Fixed DI SWAP	Banks	-	(1,614)	(1,614)	135,000	BRL
		Total risk with interest		-	(1,619)	(1,619)	141,323	BRL

		Total risks		63,757	(39,336)	24,421

		Current		61,013	(34,064)
		Non-current		2,744	(5,272)
		Result on June 30, 2022 (Note 26)		577,725	(643,432)

		Outstanding		2021
Risk	Maturity	derivative instruments	Counterparty	Receivable	Payable	Total Net balance	Volume/ Position	Unit
Currency US$	Jul/21	Put Option	Itaú BBA/Santander	676	-	676	5,000	US$
Currency US$	Jul/21	Call Option	Itaú BBA/Santander	-	(71)	(71)	(5,000)	US$
Currency US$	May/23	Put Option	Bradesco	196	-	196	1,023	US$
Currency US$	May/23	Call Option	Bradesco	-	(92)	(92)	(1,023)	US$
Currency US$	Jun/23	Put Option	Bradesco	322	-	322	1,606	US$
Currency US$	Jun/23	Call Option	Bradesco	-	(165)	(165)	(1,606)	US$
Currency US$	Jul/23	Put Option	XP	716	-	716	3,484	US$
Currency US$	Jul/23	Call Option	XP	-	(408)	(408)	(3,484)	US$
Currency US$	Mar/24	Put Option	Bradesco	507	-	507	2,500	US$
Currency US$	Mar/24	Call Option	Bradesco	-	(713)	(713)	(2,500)	US$
Currency US$	Apr/24	Put Option	Bradesco	147	-	147	802	US$
Currency US$	Apr/24	Call Option	Banco do Brasil	-	(199)	(199)	(802)	US$
Currency US$	Jul/21	NDF	Banco do Brasil	1,300	-	1,300	(2,000)	US$
Currency US$	Jul/21	NDF	Banco do Brasil/Rabobank	873	-	873	(2,890)	US$
Currency US$	Jul/21	NDF	Itaú BBA/Banco do Brasil	5,405	-	5,405	(9,500)	US$
Currency US$	Aug/21	NDF	XP	-	(189)	(189)	(3,733)	US$
Currency US$	Aug/21	NDF	Banco Bradesco/XP	95	(46)	49	(3,722)	US$
Currency US$	Aug/21	NDF	XP	-	(9)	(9)	(966)	US$
Currency US$	Sep/21	NDF	Itaú BBA/Rabobank/XP	1,798	(9)	1,789	(5,930)	US$
Currency US$	Nov/21	NDF	Rabobank/Bradesco	215	-	215	(1,490)	US$
Currency US$	Nov/21	NDF	Macquarie	213	-	213	(280)	US$
Currency US$	Mar/22	NDF	Bradesco	-	(273)	(273)	(3,630)	US$
Currency US$	May/22	NDF	XP	531	-	531	(2,292)	US$
Currency US$	May/22	NDF	Macquarie	171	-	171	(430)	US$
Currency US$	Jun/22	NDF	Itaú BBA	1,716	-	1,716	(8,400)	US$
Currency US$	Jun/22	NDF	Cargill	236	-	236	(2,000)	US$
Currency US$	Jun/22	NDF	Banco do Brasil/Bradesco/ABC	2,382	-	2,382	(17,200)	US$
Currency US$	Jul/22	NDF	Itaú BBA	658	-	658	(1,000)	US$
Currency US$	Jul/22	NDF	Banco do Brasil	46	-	46	(2,000)	US$
Currency US$	Nov/22	NDF	Bradesco	-	(76)	(76)	(850)	US$
Currency US$	Jan/23	NDF	Banco do Brasil/Santander	640	-	640	(1,000)	US$
		Total currency risk		18,843	(2,250)	16,593	(69,313)	US$

Soybean	Oct/21	Soybean Put Option	Tradings/Banks/CBOT	1,368	-	1,368	396,875	bags
Soybean	Oct/21	Soybean Call Option	Tradings/ Banks/CBOT	1,723	-	1,723	167,821	bags
Soybean	Oct/21	Soybean Put Option	Tradings/ Banks/CBOT	884	-	884	249,464	bags
Soybean	Feb/22	Soybean Put Option	Tradings/ Banks/CBOT	855	-	855	192,768	bags
Soybean	Feb/22	Soybean Call Option	Tradings/ Banks/CBOT	-	(1,201)	(1,201)	(192,768)	bags
Soybean	Jun/22	Soybean Put Option	Tradings/ Banks/CBOT	2,002	-	2,002	249,464	bags
Soybean	Jun/22	Soybean Call Option	Tradings/ Banks/CBOT	-	(1,401)	(1,401)	(249,464)	bags
Soybean	Aug/21	Soybean Futures	Trading Companies/ Banks/CBOT	-	(644)	(644)	(49,893)	bags
Soybean	Nov/21	Soybean Futures	Trading Companies/ Banks/CBOT	-	(26,688)	(26,688)	(478,518)	bags
Soybean	Dec/21	Soybean Futures	Trading Companies/ Banks/CBOT	-	(784)	(784)	(20,411)	bags

Corn	Aug/21	Corn Put Option	Trading Companies/ Banks/CBOT	3	(187)	(184)	(254,011)	bags
Corn	Aug /21	Corn Call Option	Trading Companies/ Banks/CBOT	1,327	(3,765)	(2,438)	(84,670)	bags
Corn	Aug/21	Corn Put Option	Trading Companies/ Banks/CBOT	-	(218)	(218)	(254,011)	bags
Corn	Aug/21	Corn Future	Trading Companies/ Banks/CBOT	-	(7,213)	(7,213)	(254,011)	bags
Corn	Sep/22	Corn Future	Trading Companies/ Banks/CBOT	-	-	-	(92,700)	bags
Corn	Sep/22	Corn Future	Trading Companies/ Banks/CBOT	-	(314)	(314)	(83,250)	bags
Corn	Sep/21	Corn Future	Trading Companies/ Banks/CBOT	-	-	-	(9,000)	bags
Corn	Sep/21	Accrual	Trading Companies/ Banks/CBOT	-	(421)	(421)	(83,251)	bags

Cotton	Nov/21	Cotton Call Option	Trading Companies/ Banks/CBOT	-	(1,770)	(1,770)	(1,500,000)	lbs.
Cotton	Dec/21	Cotton Futures	Trading Companies/ Banks/CBOT	39	(793)	(754)	(1,150,000)	lbs.
Cotton	Nov/22	Cotton Futures	Trading Companies/ Banks/CBOT	36	-	36	(500,000)	lbs.
Cotton	Nov/21	Accrual	Trading Companies/ Banks/CBOT	-	(282)	(282)	(441,000)	lbs.

Ethanol	Jul/21	Ethanol Futures	OTC/Stock Exchange	-	-	-	(300)	m3
Ethanol	Aug/21	Ethanol Futures	OTC/Stock Exchange	-	-	-	(300)	m3
Ethanol	Sep/21	Ethanol Futures	OTC/Stock Exchange	-	-	-	(300)	m3

Fed Cattle	Oct/21	Fed Cattle Futures	OTC/Stock Exchange	-	-	-	(4,950)	arrobas

		Margin deposit		8,844	-	8,844
		Total risk with commodities		17,081	(45,681)	(28,600)

Interest R$	Nov/21	Fixed DI EUR SWAP	Banks	-	(2,608)	(2,608)	25,000	BRL
Interest R$	Aug/23	Fixed DI SWAP	Banks	614	-	614	9,482	BRL
		Total risk with interest		614	(2,608)	(1,994)	34,482	BRL

		Total risks		36,538	(50,539)	(14,001)

		Current		32,657	(48,574)
		Non-current		3,881	(1,965)
		Result on June 30, 2021 (Note 26)		590,108	(715,598)